Finance receivables (Tables)	9 Months Ended
Sep. 30, 2025
Finance receivables [abstract]
Schedule of finance receivables measured at amortized cost, net of allowance

Finance receivables consist of secured loan receivables measured at amortized cost, net of allowance for expected credit losses. Finance receivables as at September 30, 2025, are as follows:

$
Balance – December 31, 2024	3,432,340
Additions	219,093
Add: Interest income	195,452
Less: Interest payments	(186,868)
Less: Principal payments	(901,329)
Effects of foreign exchange	99,378
Balance – September 30, 2025	2,858,066
Current	2,858,066
Non-current	—
Balance – September 30, 2025	2,858,066

Schedule of finance receivables

Finance receivables include the following as at September 30, 2025:

$
Minimum payments receivable	2,691,301
Unearned income	166,765
Net investment	2,858,066
Allowance for credit losses	—
Finance receivables, net	2,858,066